Nature of Operations and Basis of Presentation (Policies)	12 Months Ended
Dec. 31, 2013
Consolidation
The consolidated financial statements include the accounts of PCA and its majority-owned subsidiaries after elimination of intercompany balances and transactions. Boise's results are included in our results for the period of October 25, 2013, through December 31, 2013.